NORTHBROOK LIFE INSURANCE COMPANY
                      LAW AND REGULATION DEPARTMENT
                         3100 SANDERS ROAD, J5B
                        NORTHBROOK, ILLINOIS 60062

Laura C. Matuszak                             Direct Dial Number (847) 402-7383
Law Assistant                                          Facsimile (847) 402-3781


                              May 5, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

         RE:      Northbrook Variable Annuity Account II
                  Filing of Investment Company Prospectuses (Rule 497) Registration No. 033-35412 and 811-06116

Dear Sir or Madam:

The Securities Act of 1933, Reg. ss. 230.497, requires Investment Companies filing on Form N-4, of the Investment Company Act of 1940, to file the Prospectus and Statement of Additional Information, with the Securities and Exchange Commission, in the exact form used, within five days after the effective date of a Registration Statement. In lieu of filing under paragraph
(b) or (c) of Reg. ss. 230.497, the Registrant, Northbrook Variable Annuity Account II, files this certification pursuant to paragraph (j) of Reg. ss. 230.497:

     (j)(1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. ss. 230.497 does not differ from that contained in the most recent registration statement or amendment, and

         (2) the text of the most recent registration statement or amendment has been filed electronically.

Please contact me at (847)402-7383, if you have any questions or comments. Thank you for your consideration of this matter.

Very truly yours,


/s/LAURA C. MATUSZAK
Laura C. Matuszak
Law Assistant